Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

10. Earnings per share

We use income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders as the “control number” in determining whether potential common shares, including potential common shares issuable upon conversion of our 8.00% Unsecured Convertible Notes, are dilutive or antidilutive to earnings (loss) per share.  Pursuant to the presentation and disclosure literature on gains/losses on sales or disposals by REITs and earnings per share required by the Securities Exchange Commission (“SEC”) and the FASB, gains or losses on sales or disposals by a REIT that do not qualify as discontinued operations are classified below income from discontinued operations in the income statement and included in the numerator for the computation of earnings per share for income from continuing operations.  The land parcels we sold during the years ended December 31, 2011 and 2010, did not meet the criteria for discontinued operations because the parcels did not have any significant operations prior to disposition.  Accordingly, for the years ended December 31, 2011 and 2010, we classified the $46,000 gain and $59.4 million gain, respectively, on sales of land parcels below income from discontinued operations, net in the consolidated income statements, and included the gain in income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders, the “control number,” or numerator for the computation of earnings per share.

We account for unvested restricted stock awards that contain nonforfeitable rights to dividends as participating securities and include these securities in the computation of earnings per share using the two-class method.  Under the two-class method, we allocate net income after preferred stock dividends and amounts attributable to noncontrolling interests to common stockholders and unvested restricted stock awards based on their respective participation rights to dividends declared (or accumulated) and undistributed earnings.  Diluted earnings per share is computed using the weighted average shares of common stock outstanding determined for the basic earnings per share computation plus the effect of any dilutive securities, including the dilutive effect of stock options using the treasury stock method.

The table below is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for the years ended December 31, 2011, 2010, and 2009 (dollars in thousands, except per share amounts):

	Year Ended December 31,
Earnings per share – basic	2011	2010	2009
Income from continuing operations	$136,235	$78,474	$135,016
Gain on sale of land parcels	46	59,442	–
Net income attributable to noncontrolling interests	(3,975)	(3,729)	(7,047)
Dividends on preferred stock	(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards	(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – basic	102,861	104,835	98,342
(Loss) income from discontinued operations, net	(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$101,973	$105,941	$104,974

Weighted average shares of common stock outstanding – basic	59,066,812	48,375,474	38,586,909
Earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – basic:
Continuing operations	$1.75	$2.17	$2.55
Discontinued operations, net	(0.02)	0.02	0.17
Earnings per share – basic	$1.73	$2.19	$2.72

Earnings per share – diluted
Income from continuing operations	$136,235	$78,474	$135,016
Gain on sale of land parcel	46	59,442	–
Net income attributable to noncontrolling interests	(3,975)	(3,729)	(7,047)
Dividends on preferred stock	(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards	(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – diluted	102,861	104,835	98,342
(Loss) income from discontinued operations, net	(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$101,973	$105,941	$104,974

Weighted average shares of common stock outstanding – basic	59,066,812	48,375,474	38,586,909
Dilutive effect of stock options	10,798	29,566	13,160
Weighted average shares of common stock outstanding – diluted	59,077,610	48,405,040	38,600,069
Earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – diluted:
Continuing operations	$1.75	$2.17	$2.55
Discontinued operations, net	(0.02)	0.02	0.17
Earnings per share – diluted	$1.73	$2.19	$2.72

We apply the if-converted method of accounting for our 8.00% Unsecured Convertible Notes that were issued in April 2009. In applying the if-converted method of accounting, conversion is assumed for purposes of calculating diluted earnings per share if the effect is dilutive to earnings per share.  If the assumed conversion pursuant to the if-converted method of accounting is dilutive, diluted earnings per share would be calculated by adding back interest charges applicable to our 8.00% Unsecured Convertible Notes to the numerator and our 8.00% Unsecured Convertible Notes would be assumed to have been converted at the beginning of the period presented (or from the date of issuance, if occurring on a date later than the date that the period begins) and the resulting incremental shares associated with the assumed conversion would be included in the denominator.  Furthermore, we assume that our 8.00% Unsecured Convertible Notes are converted for the period prior to any retirement or actual conversion if the effect of such assumed conversion is dilutive, and any shares of common stock issued upon retirement or actual conversion are included in the denominator for the period after the date of retirement or conversion.  For purposes of calculating diluted earnings per share, we did not assume conversion of our 8.00% Unsecured Convertible Notes for the years ended December 31, 2011, 2010, and 2009, since the impact was antidilutive to earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common shareholders from continuing operations during those periods.

We also apply the if-converted method of accounting to our 7.00% series D cumulative convertible preferred stock (“Series D Convertible Preferred Stock”).  For purposes of calculating diluted earnings per share, we did not assume conversion of our Series D Convertible Preferred Stock for the years ended December 31, 2011, 2010, and 2009, because the impact was antidilutive to earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders from continuing operations during those periods.

Our calculation of weighted average diluted shares will include additional shares related to our 3.70% Unsecured Convertible Notes when the average market price of our common stock is higher than the conversion price ($117.36 as of December 31, 2011). The number of additional shares that will be included in the weighted average diluted shares is equal to the number of shares that would be issued upon the settlement of the 3.70% Unsecured Convertible Notes assuming the settlement occurred at the end of the reporting period pursuant to the treasury stock method.  For the years ended December 31, 2011, 2010, and 2009, the weighted average shares of common stock related to our 3.70% Unsecured Convertible Notes have been excluded from diluted weighted average shares of common stock because the average market price of our common stock was lower than the conversion price and the impact of conversion would have been antidilutive to earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders from continuing operations during those periods.